Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

July 26, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A for Eaton Vance Investment Trust (the “Registrant”)

Post-Effective Amendment No. 63 (1933 Act File No. 033-01121)

Amendment No. 66 (1940 Act File No. 811-04443) (the “Amendment”)

on behalf of:

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

(collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment contains a combined prospectus and SAI for Eaton Vance National Limited Maturity Municipal Income Fund, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the “Limited Funds”) and a separate prospectus and SAI for Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (“AMT-Free Fund”).  The Amendment is filed for the purpose of bringing Fund financial statements and other information up to date, and in conjunction therewith, contains other non-material changes.  The prospectus and SAI for the Limited Funds have been marked to show changes from the documents contained in Post-Effective Amendment No. 58  filed with the Securities and Exchange Commission (the “Commission”) on July 26, 2012 (Accession No. 0000940394-12-000846) under Rule 485(b).  The prospectus and SAI of the AMT-Free Fund have

Securities and Exchange Commission

July 26, 2013

been marked to show changes from the documents contained in Post-Effective Amendment No. 62  filed with the Commission on May 31, 2013 (Accession No. 0000940394-13-000774) under Rule 485(a) (the “Filing”).

The Amendment reflects the Registrant’s responses to comments with respect to the Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission (the “Staff”), to the undersigned via telephone on July 17, 2013.  The comments and the responses thereto are as follows:

Prospectus

     Investment Objective

1.

Indicate in the response letter that the change to the AMT-Free Fund’s investment objective is not a fundamental change.

Response:  The AMT-Free Fund’s investment objective is not fundamental and the change thereto does not require a shareholder vote.

2.

  Indicate in the response letter that shareholders of the AMT-Free Fund have received 60 days’ notice of the changes contained in the Filing.

Response:  Notice of the changes contained in the Filing was mailed to shareholders of the AMT-Free Fund on June 19, 2013.  The changes to the AMT-Free Fund are effective on August 19, 2013.

Principal Investment Strategies

3.

  Explain why caption (ii) from the AMT-Free Fund’s new 80% test is necessary.

Response:  The AMT-Free Fund’s new 80% test is as follows:

“Under normal circumstances, the Fund will invest at least 80% of its total assets in (i) municipal floating-rate obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate.”

Caption (ii) of the 80% test provides the AMT Free Fund with the flexibility to invest in fixed-rate instruments and swap the associated fixed-rate interest payment for floating-rate interest payments.  This ability expands the universe of investments that are available to the Fund.

4.

   Note that there is duration disclosure in the AMT-Free Fund’s prospectus despite the removal of a stated duration for the AMT-Free Fund.

Securities and Exchange Commission

July 26, 2013

Response: The AMT-Free Fund will not have a stated duration once the changes contained in the Filing are implemented.  The duration disclosure has been removed in the Filing.

5.

   Note the FINRA release on duration located at: www.finra.org/investors/protectyourself/investoralerts/bonds.

Response: The FINRA release is noted.

Tandy Representation:

The AMT-Free Fund is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the AMT-Free Fund recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filings.  Lastly, the AMT-Free Fund acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

This Amendment is filed pursuant to Rule 485(b) and will be effective August 1, 2013.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment with respect to the Limited Funds and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated March 31, 2013 (Accession No. 0001193125-13-235713) into the amendment.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President

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